January 31, 2005

                               DIAMOND HILL FUNDS

                           Diamond Hill Small Cap Fund
                           Diamond Hill Large Cap Fund
                       Diamond Hill Focus Long-Short Fund
                       Diamond Hill Bank & Financial Fund
                       Diamond Hill Strategic Income Fund
                    Diamond Hill Short Term Fixed Income Fund

                  Supplement to Prospectus Dated April 30, 2004


DIAMOND HILL LARGE CAP FUND

Under the heading "Costs of Investing in the Fund" on page 7, delete the Class I columns in the sections "Annual Fund Operating Expenses" and "Example" and insert the following:

                                                                      Class I2
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Management Fees                                                        0.70%
Distribution (12b-1) Fees                                              NONE
Other Expenses4                                                        0.20%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.90%
                                                                       =====

2 Effective January 31, 2005, Class I shares are offered to the public.

4 Other Expenses consist of an administrative services fee in the amount of 0.45% for the Class A and Class C shares and 0.20% for the Class I shares paid to the Adviser and trustees' fees.

Example:

                    1 Year          3 Years         5 Years       10 Years
                    ------          -------         -------       --------
Class I              $ 92            $287            $498          $1,108


DIAMOND HILL FOCUS LONG-SHORT FUND

Under the heading "Costs of Investing in the Fund" on page 10, delete the Class I columns in the sections "Annual Fund Operating Expenses" and "Example" and insert the following:

                                                                       Class I2
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Management Fees                                                         0.90%
Distribution (12b-1) Fees                                               NONE
Other Fund Operating Expenses4                                          0.20%
                                                                        -----
Net Annual Fund Operating Expenses (before
dividend expense on securities sold short)                              1.10%
                                                                        =====
Dividend Expense on Securities Sold Short6                              0.00%
Net Annual Fund Operating Expenses                                      1.10%
                                                                        =====

2 Effective January 31, 2005, Class I shares are offered to the public.

4 Other Expenses consist of an administrative services fee in the amount of 0.45% for the Class A and Class C shares and 0.20% for the Class I shares paid to the Adviser and trustees' fees.

Example:

                    1 Year          3 Years         5 Years       10 Years
                    ------          -------         -------       --------
Class I              $112            $ 350           $ 606         $1,340


DIAMOND HILL STRATEGIC INCOME FUND

Under the heading "Costs of Investing in the Fund" on page 18, delete the Class I columns in the sections "Annual Fund Operating Expenses" and "Example" and insert the following:

                                                                Class I2
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Management Fees...................................................0.50%
Distribution (12b-1) Fees..........................................NONE
Other Expenses4 ..................................................0.20%
                                                                  -----
Total Annual Fund Operating Expenses..............................0.70%
                                                                  =====

 2 Effective January 31, 2005, Class I shares are offered to the public.
4 Other Expenses consist of an administrative services fee in the amount of 0.45% for the Class A and Class C shares and 0.20% for the Class I shares paid to the Adviser and trustees' fees.

Example:

                                                         1 Year      3 Years
                                                         ------      -------
Class I..................................................  $72         $224


DIAMOND HILL SHORT TERM FIXED INCOME FUND

Under the heading "Costs of Investing in the Fund" on page 22, delete the Class I columns in the sections "Annual Fund Operating Expenses" and "Example" and insert the following:

                                                                 Class I
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Management Fees                                                   0.30%
Distribution (12b-1) Fees                                         NONE
Other Expenses2                                                   0.20%
                                                                  -----
Total Annual Fund Operating Expenses                              0.50%
                                                                  =====

2 Other Expenses consist of an administrative services fee in the amount of 0.45% for the Class A shares and 0.20% for the Class I shares paid to the Adviser and trustees' fees.

Example:

                    1 Year          3 Years         5 Years       10 Years
                    ------          -------         -------       --------
Class I              $ 51            $160            $280           $ 628


HOW TO PURCHASE SHARES

Delete in its entirety the section captioned "Initial Purchase" on page 33, and insert the following:

Initial Purchase

      The minimum initial investment in Class A and Class C shares of each Fund is $10,000. The minimum initial investment for Class I shares is $500,000. As of the date of this Prospectus, the Small Cap Fund and Bank & Financial Fund Class I shares have not yet been offered to the public. Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k)) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum.

Delete in its entirety the section captioned Class I Shares on page 35, and insert the following:

      o     Class I Shares

Class I shares are only available for purchase by institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.

HOW TO EXCHANGE SHARES

Delete in its entirety the section captioned Exchanges of Class I Shares of the Fund on page 39, and insert the following:

      Exchanges of Class I Shares of the Fund: You may exchange your Class I shares of a Fund only for Class I shares in another Fund.


                                       3